PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2016
Cost:
Computers and peripheral equipment	$61,343	$58,995
Office furniture and equipment	7,934	7,742
Building	74,209	60,180
Leasehold improvements	10,511	10,554

	153,997	137,471
Accumulated depreciation	76,230	75,612

Property and equipment, net	$77,767	$61,859